Goodwill, Other Assets and Other Intangibles Assets	9 Months Ended
Sep. 23, 2012
Goodwill, Other Assets and Other Intangibles Assets

5. GOODWILL, OTHER ASSETS AND OTHER INTANGIBLE ASSETS

The major classes of goodwill, other assets and other intangibles assets along with related accumulated amortization at December 26, 2010 and December 25, 2011 are summarized as follows:

	AVERAGE LIFE AT DECEMBER 25, 2011 (YEARS)	2010			2011
		GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT	GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT
Other assets and intangibles assets, net:
Liquor License	Indefinite	$35	$—	$35	$35	$—	$35
Loan origination cost	4.3	898	(741)	157	1,796	(206)	1,590
Lease acquisition cost	12.0	576	(43)	533	729	(84)	645
Other assets	—	577	—	577	922	—	922

Total other assets and intangible assets, net:		$2,086	$(784)	$1,302	$3,482	$(290)	$3,192

Tradename		$21,900	$—	$21,900	$21,900	$—	$21,900

Goodwill		$24,069	$—	$24,069	$24,069	$—	$24,069

Amortization expense was $202, $214 and $404 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.

The Company’s estimated amortization expense for the following fiscal years is as follows:

	LOAN ORIGINATION COSTS	LEASE ACQUISITION COSTS	TOTAL
2012	$357	$46	$403
2013	359	46	405
2014	361	46	407
2015	364	46	410
2016	149	46	195
Thereafter	—	415	415

	$1,590	$645	$2,235